Other operating expenses - Other operating expenses (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Penalties of income tax payments on account (a)	$ 0	$ 70,045	$ 0
Exploration expenses	11,822	9,179	4,973
Royalty non-income tax (b)	2,069	4,488	9,238
Impairment of assets	19	3,546
Cancellation of Projects		2,164	18
Optimization and prefeasibility/feasibility studies	6,585	1,401	8,905
Tax contingencies	2,823	258	1,078
Other expenses	370	138
Other operating expense	$ 23,688	$ 91,219	$ 24,212